CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Equity Units Number	Common Shares and Equity Units Amount	Contributed Surplus	Warrants	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2013				$ 289,149,413	$ 5,171,603	$ 543,915	$ 19,849,225	$ (317,645,497)	$ (2,574)
Balance (in shares) at Dec. 31, 2013		75,522,411	500,236
Net loss								(24,880,770)
Other comprehensive income									19,578
Stock option compensation							207,533
Fair value of options exercised				76,659			(76,659)
Equity Units converted to shares		500,136	(500,136)
Equity component - convertible notes					6,511,041
Option exercises				100,100
Option exercises (in shares)		55,000
Balance at Dec. 31, 2014	$ (20,976,433)			289,326,172	11,682,644	543,915	19,980,099	(342,526,267)	17,004
Balance, (in shares) at Dec. 31, 2014		76,077,547	100
Balance at Jun. 30, 2015	$ (28,792,478)
Net loss								(8,165,785)
Other comprehensive income									68,216
Stock option compensation							281,524
Balance at Jun. 30, 2015				$ 289,326,172	$ 11,682,644	$ 543,915	$ 20,261,623	$ (350,692,052)	$ 85,220
Balance, (in shares) at Jun. 30, 2015		76,077,547	100